RELATED PARTY TRANSACTIONS - Disclosure of detailed information of employee providing technical services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Remuneration	$ 2,366	$ 1,963
Share-based compensation	1,721	1,461
Remuneration and short-term benefits paid	1,407	1,052
Immediate family member of CEO [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	161	145
Share-based compensation	77	86
Remuneration and short-term benefits paid	238	231
Mineral Property, Plant, And Equipment [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	744	0
Mineral Property, Plant, And Equipment [Member] | Immediate family member of CEO [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	87	0
Share-based compensation	41	0
Remuneration and short-term benefits paid	128	0
Expensed [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	629	605
Expensed [Member] | Immediate family member of CEO [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	16	29
Share-based compensation	8	17
Remuneration and short-term benefits paid	24	46
Recorded as exploration and evaluation expenditures [Member]
Disclosure of transactions between related parties [line items]
Remuneration and short-term benefits paid	34	447
Recorded as exploration and evaluation expenditures [Member] | Immediate family member of CEO [Member] | Employee providing technical services [Member]
Disclosure of transactions between related parties [line items]
Remuneration	58	116
Share-based compensation	28	69
Remuneration and short-term benefits paid	$ 86	$ 185